SHARE BASED PAYMENT (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of share based payment movement of options

	Options		Restricted shares	Total
	Number of options	Weighted average exercise price (*)	Number of Restricted shares	Number of share-based awards
Outstanding at January 1, 2025	2,626,113	$3.55	428,452	3,054,565
Granted	170,000	5.16	—	170,000
Exercised	(14,538)	4.50	(148,761)	(163,299)
Expired	(69,462)	4.50	—	(69,462)
Forfeited	(46,250)	2.89	(16,650)	(62,900)
Outstanding at June 30, 2025	2,665,863	$2.40	263,041	2,928,904
Exercisable at June 30, 2025	1,577,480	$2.13	—	1,577,480

(*) The exercise price of all options is denominated in NIS and was translated to USD in the table above using the exchange rate as of June 30, 2025.